Financial and capital risks management (Cash flow interest rate risk) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
50 basis points higher of interest rates on borrowings [member] | RMB [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	¥ 786	¥ 789
50 basis points higher of interest rates on borrowings [member] | US$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	54	6
50 basis points higher of interest rates on borrowings [member] | PKR$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	2
50 basis points lower of interest rates on borrowings [member] | RMB [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	(786)	(789)
50 basis points lower of interest rates on borrowings [member] | US$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	(54)	(6)
50 basis points lower of interest rates on borrowings [member] | PKR$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	(2)
100 basis points higher of interest rates on borrowings [member] | S$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	74	72
100 basis points lower of interest rates on borrowings [member] | S$ [member]
Financial and capital risks management [line items]
Interest expense for the year higher/lower	¥ (74)	¥ (72)